Other Employee-Related Obligations	12 Months Ended
Dec. 31, 2018
Other Employee-Related Obligations
Other Employee-Related Obligations

(B.5) Other Employee-Related Obligations

Accounting Policy

As far as the provision for long-term employee benefits is secured by pledged reinsurance coverage, it is offset with the relating plan asset.

Other Employee-Related Liabilities

€ millions	2018			2017
	Current	Non-Current	Total	Current	Non-Current	Total
Other employee-related liabilities	2,866	185	3,051	2,599	175	2,774
Other non-financial liabilities	4,120	501	4,621	3,982	514	4,496
Other employee-related liabilities as % of other non-financial liabilities	70	37	66	65	34	62

Other employee-related liabilities mainly relate to bonus and sales commission obligations, vacation obligations, and employee-related social security obligations.

Other Employee-Related Provisions

€ millions	2018
	Current	Non-Current	Total
Other employee-related provisions as at 1/1/2018	24	117	141
Addition	53	44	97
Utilization	-48	-107	-155
Release	-3	-2	-5
Currency impact	-1	0	-1
Other employee-related provisions as at 12/31/2018	25	52	77
Provisions	110	270	380
Other employee-related provisions as % of provisions	23	19	20

Employee-related provisions primarily comprise obligations for time credits, severance payments, and jubilee expenses. While most of these employee-related provisions could be claimed within the next 12 months, we do not expect the related cash outflows within this time period.